Tax receivable (Tables)	12 Months Ended
Dec. 31, 2023
Taxes Recoverable [Abstract]
Taxes Recoverable	Tax receivable

	December 31,
	2023	2022

Income tax and Social contribution(i)	449,080	358,232
Social integration program(ii)	94,932	35,488
Other	19,293	17,081
	563,305	410,801

(i)    Refers mainly to withholding taxes from income tax and social contribution.
(ii)    Refers to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS) recoverable on transactions activities and other services and financial income.